PPM FUNDS

SUPPLEMENT DATED AUGUST 24, 2020 TO
THE PROSPECTUS
 DATED APRIL 29, 2020,
AS SUPPLEMENTED MAY 14, 2020

PPM Core Fixed Income Fund
PPM Core Plus Fixed Income Fund
PPM Floating Rate Income Fund
PPM High Yield Core Fund
PPM Investment Grade Credit Fund
PPM Long Short Credit Fund
PPM Large Cap Value Fund
PPM Mid Cap Value Fund
PPM Small Cap Value Fund
(each, a “Fund,” and collectively, the “Funds”)
PKOIX PKPIX PKFIX PKHIX PKIIX PKLIX PZLIX PZMIX PZSIX

This supplement provides new and additional information pertaining to the Funds that affects information contained in the Funds’ Prospectus and should be read in conjunction with the Prospectus.
The following changes are being made to the Prospectus, effective August 24, 2020:
In the section entitled “Glossary of Risks,” the first sentence in the description of Foreign Regulatory Risk is deleted and replaced with the following:
Foreign regulatory risk – PPM is an indirect wholly-owned subsidiary of Jackson Financial, Inc., which is a subsidiary of Prudential plc (“UK Parent”), a publicly-traded company incorporated in the United Kingdom. The UK Parent is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the US, or with Prudential Assurance Company, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Athene Co-Invest Reinsurance Affiliate 1A Ltd., a Bermuda Class C insurer under the Bermuda Insurance Act 1978, owns a minority interest in Jackson Financial Inc.
The sub-section “Investment Adviser” in the section “Management of The Funds” is deleted in its entirety and replaced with the following:
Investment Adviser
PPM America, Inc. (“PPM” or the “Adviser”), located at 225 W. Wacker Dr., Suite 1200, Chicago, IL, serves as the investment adviser to the Funds and provides professional investment supervision and management under an Investment Management Agreement between the Funds and the Adviser. The Adviser is registered with the SEC under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). As of June 30, 2020, PPM managed approximately $105.4 billion of assets for internal, institutional and retail mandates worldwide.
PPM is an indirect, wholly-owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc (“UK Parent”), a publicly-traded company incorporated in the United Kingdom. PPM was founded in 1990 to provide investment management services primarily to affiliates of the UK Parent. The UK Parent and its affiliated companies constitute one of the world’s leading financial services groups. The UK Parent is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the US, or with Prudential Assurance Company, a subsidiary of M&G plc, a company incorporated in the United Kingdom. Athene Co-Invest Reinsurance Affiliate 1A Ltd., a Bermuda Class C insurer under the Bermuda Insurance Act 1978, owns a minority interest in Jackson Financial Inc.
The second and third paragraphs of the sub-section “Additional Service Providers” in the section “Management of the Funds” are deleted and replaced with the following:

Jackson National Asset Management, LLC (“JNAM”) serves as the administrator to the Funds. In its capacity as administrator, JNAM provides or procures, at its own expense, certain legal, audit, fund accounting, custody (except overdraft and interest expense), printing and mailing, and other administrative services necessary for the operation of the Funds. In return for these services, each Fund pays JNAM an administrative fee equal to a certain percentage of the Fund’s average daily net assets, accrued daily and paid monthly. JNAM is a subsidiary of Jackson National Life Insurance Company, a US-based financial services company.  Jackson National Life Insurance Company is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of the UK Parent. Athene Co-Invest Reinsurance Affiliate 1A Ltd., a Bermuda Class C insurer under the Bermuda Insurance Act 1978, owns a minority interest in Jackson Financial Inc.
Jackson National Life Distributors LLC (“JNLD” or the “Distributor”) is the principal underwriter of the Funds and is responsible for promoting sales of the Funds’ shares. JNLD is a subsidiary of Jackson National Life Insurance Company, a US-based financial services company. Jackson National Life Insurance Company is a wholly owned subsidiary of Jackson Financial Inc, which is a subsidiary of the UK Parent. Athene Co-Invest Reinsurance Affiliate 1A Ltd., a Bermuda Class C insurer under the Bermuda Insurance Act 1978, owns a minority interest in Jackson Financial Inc.

PPM FUNDS

SUPPLEMENT DATED AUGUST 24, 2020 TO
THE STATEMENT OF ADDITIONAL INFORMATION
 DATED APRIL 29, 2020,
AS SUPPLEMENTED MAY 14, 20202

PPM Core Fixed Income Fund
PPM Core Plus Fixed Income Fund
PPM Floating Rate Income Fund
PPM High Yield Core Fund
PPM Investment Grade Credit Fund
PPM Long Short Credit Fund
PPM Large Cap Value Fund
PPM Mid Cap Value Fund
PPM Small Cap Value Fund
(each, a “Fund,” and collectively, the “Funds”)
PKOIX PKPIX PKFIX PKHIX PKIIX PKLIX PZLIX PZMIX PZSIX

This supplement provides new and additional information pertaining to the Funds that affects information contained in the Funds’ Statement of Additional Information and should be read in conjunction with the Statement of Additional Information.
The following changes are made to the Statement of Additional Information, effective August 24, 2020:

In the sub-section “Investment Adviser” in the section “Investment Adviser and Other Service Providers,” the first two paragraphs are deleted and replaced with the following:
As stated in the Prospectus, PPM, located at 225 W. Wacker Dr., Suite 1200, Chicago, IL, serves as the investment adviser to the Funds and provides professional investment supervision and management under an Investment Management Agreement between the Funds and the Adviser. The Adviser is registered with the SEC under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). As of June 30, 2020, PPM managed approximately $105.4 billion of assets for internal, institutional and retail mandates worldwide.
PPM is an indirect, wholly-owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc (“UK Parent”), a publicly-traded company incorporated in the United Kingdom. PPM was founded in 1990 to provide investment management services primarily to affiliates of the UK Parent. Athene Co-Invest Reinsurance Affiliate 1A Ltd., a Bermuda Class C insurer under the Bermuda Insurance Act 1978, owns a minority interest in Jackson Financial Inc.
In the sub-section “Administrator” in the section “Investment Adviser and Other Service Providers,” the first three sentences are deleted and replaced with the following:
Jackson National Asset Management, LLC (“JNAM”) serves as the administrator of the Trust pursuant to an Administration Agreement with the Trust (the “Administration Agreement”). JNAM is a subsidiary of Jackson National Life Insurance Company, a US-based financial services company.  Jackson National Life Insurance Company is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of the UK Parent. Athene Co-Invest Reinsurance Affiliate 1A Ltd., a Bermuda Class C insurer under the Bermuda Insurance Act 1978, owns a minority interest in Jackson Financial Inc.
The sub-section “The Distributor” in the section “Investment Adviser and Other Service Providers” is deleted in its entirety and replaced with the following:
The Distributor. Jackson National Life Distributors LLC (the “Distributor” or “JNLD”), 300 Innovation Drive, Franklin, Tennessee 37607, is the statutory underwriter and facilitates the registration and distribution of shares of the Funds on a continuous basis.  The Distributor is not obligated to sell any specific amount of shares.  JNLD is a subsidiary of Jackson National Life Insurance Company, a US-based financial services company. Jackson National Life Insurance Company is a wholly owned subsidiary of Jackson Financial Inc, which is a subsidiary of the UK Parent. Athene Co-Invest Reinsurance Affiliate 1A Ltd., a Bermuda Class C insurer under the Bermuda Insurance Act 1978, owns a minority interest in Jackson Financial Inc.